Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

Basic and diluted loss per Class A and Class B ordinary share for the years ended December 31, 2019, 2020 and 2021 are calculated as follows:

	Year ended December 31,
	2019		2020		2021		2021
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to iQIYI, Inc.	(4,506,557)	(5,816,772)	(3,127,160)	(3,911,201)	(2,983,984)	(468,253)	(3,185,600)	(499,890)
Accretion of redeemable noncontrolling interests	(673)	(869)	(3,149)	(3,938)	(9,836)	(1,543)	(10,500)	(1,648)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(4,507,230)	(5,817,641)	(3,130,309)	(3,915,139)	(2,993,820)	(469,796)	(3,196,100)	(501,538)

Denominator:
Weighted average number of ordinary shares outstanding, basic	2,228,491,004	2,876,391,396	2,299,788,661	2,876,391,396	2,694,345,310	2,694,345,310	2,876,391,396	2,876,391,396
Weighted average number of ordinary shares outstanding, diluted	2,228,491,004	2,876,391,396	2,299,788,661	2,876,391,396	2,694,345,310	2,694,345,310	2,876,391,396	2,876,391,396

Net loss per share, basic	(2.02)	(2.02)	(1.36)	(1.36)	(1.11)	(0.17)	(1.11)	(0.17)
Net loss per share, diluted	(2.02)	(2.02)	(1.36)	(1.36)	(1.11)	(0.17)	(1.11)	(0.17)